January 13, 2015

SEMPER SHORT DURATION FUND

Institutional Class	SEMIX
Investor Class	SEMRX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for
the Semper Short Duration Fund dated March 28, 2014, as supplemented

Effective immediately, Mr. Vesta Marks, Jr. will no longer serve as a portfolio manager to the Semper Short Duration Fund (the “Fund”).  Therefore, please disregard all references to Mr. Marks in the Summary Prospectus, Prospectus and SAI for the Fund.

Effective immediately, Mr. Jay Menozzi and Mr. Boris Peresechensky will serve as portfolio managers to the Fund.

In connection with these changes, effective immediately, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

Summary Prospectus and Prospectus

•	The “Portfolio Managers” on page 3 of the Fund’s Summary Prospectus and page 6 of the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers.   Mr. Thomas Mandel, CFA, Senior Managing Director, Mr. Jay Menozzi, CFA, Chief Investment Officer, and Mr. Boris Peresechensky, CFA, Portfolio Manager, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. Mandel served as the Predecessor Fund’s portfolio manager since its inception in 2010.  Mr. Menozzi and Mr. Peresechensky have served as portfolio managers for the Fund since January, 2015.

Prospectus

•	The following paragraph is added to the “Portfolio Managers” section on page 12 of the Fund’s Prospectus:

Jay Menozzi, CFA, Chief Investment Officer
Mr. Menozzi joined the Adviser in 1999 as the Head of Mortgages and became the Chief Investment Officer in 2010.  Mr. Menozzi has overall responsibility for all investment-related activities including the Adviser’s portfolio management, trading, and analytical capabilities.  Mr. Menozzi earned an M.B.A. from Florida Institute of Technology and a B.S. from Massachusetts Institute of Technology.

Boris Peresechensky, CFA
Mr. Peresechensky joined the Adviser in 2005.  He has 14 years of fixed income experience focused on analysis and risk management of mortgage securities. He was formerly a Risk Manager at Bayview Financial Trading Group and a Risk Analyst at HSBC Securities and at Lazard Asset Management.  He holds a B.A. in Economics/Operations Research from Columbia University.

SAI

•	The first paragraph in the “Portfolio Managers” section on page 23 is deleted and replaced with the following:

Mr. Thomas Mandel, CFA, Senior Managing Director, Mr. Jay Menozzi, CFA, Chief Investment Officer, and Mr. Boris Peresechensky, CFA, Portfolio Manager, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. Mandel served as the Predecessor Fund’s portfolio manager since its inception in 2010.  Mr. Menozzi and Mr. Peresechensky have managed the Fund since January, 2015.  The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of December 31, 2014.

•	The tables in the “Portfolio Managers” section on page 23 are deleted and replaced with the following:

Mr. Thomas Mandel
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	1	$151 million	0	$0
Other Pooled Investments	3	$205 million	3	$205 million
Other Accounts	5	$315 million	2	$115 million

Mr. Jay Menozzi
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	1	$151 million	0	$0
Other Pooled Investments	3	$205 million	3	$205 million
Other Accounts	5	$315 million	2	$115 million

Mr. Boris Peresechensky
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	1	$151 million	0	$0
Other Pooled Investments	3	$205 million	3	$205 million
Other Accounts	5	$315 million	2	$115 million

•	The “Securities Owned in the Fund by Portfolio Managers” section on page 23 is deleted and replaced with the following:

Securities Owned in the Fund by Portfolio Managers.   As of December 31, 2014, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Mr. Thomas Mandel	$1-$10,000
Mr. Jay Menozzi	None
Mr. Boris Peresechensky	None

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
The date of this Supplement is January 13, 2015.